Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 10,676	$ 6,030
Provision	27,463	4,627
Exchange difference	63	19
Balance at end of the year	$ 38,202	$ 10,676